Notes payable (Detail Textuals) (Line of Credit, Shanghai Pudong Development Bank)	Jun. 30, 2013	Feb. 21, 2013 USD ($)	Feb. 21, 2013 CNY	Feb. 19, 2013 USD ($)	Feb. 19, 2013 CNY	Apr. 25, 2012 USD ($)	Apr. 25, 2012 CNY	Mar. 19, 2012 USD ($)	Mar. 19, 2012 CNY
Line of Credit Facility [Line Items]
Amount of Line of credit facility granted		$ 4,854,000	30,000,000	$ 4,854,000	30,000,000	$ 3,236,000	20,000,000	$ 1,618,000	10,000,000
Percentage of notes payable deposit as guarantee deposit	100.00%
Percentage of processing fees based on the face value	0.05%